SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Estimated useful life
Electronic equipment	3 years
Office equipment and fixtures	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets
Estimated useful life
Customer relationship	4 years
Trademark	5-10 years
Technology	1-10 years
Non-compete agreements	6 years
Licenses	1-5 years
User base	1-3 years
Domain names	1-10 years